Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information [Abstract]
Assets and Liabilities of Toro
The assets and liabilities of Robin on April 14, 2025, were as follows:

April 14, 2025
Cash and cash equivalents	$186
Accounts receivable trade, net	1,073,346
Due from related parties, current	12,463,643
Inventories	75,932
Prepaid expenses and other assets, current	66,305
Vessels, net	6,713,140
Due from related parties, non-current	388,542
Prepaid expenses and other assets, non-current	357,769
Deferred charges, net	823,411
Accounts payable	(241,481)
Accrued liabilities	(495,426)
Net assets of Robin	21,225,367
Plus Capital contribution as part of Robin Spin-Off	10,356,450
Less Investment in Preferred Shares of Robin issued as part of Robin Spin-Off (refer Note 4(e))	(25,942,180)
Distribution of net assets of Robin to shareholders	$5,639,637

Charterer Concentration
Charterers or pool managers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), all derived from the Company’s Eco tanker, Non-Eco tanker and LPG carrier segments (continuing operations), were as follows:

Charterer/Pool manager	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
A	70%	30%	10%
B	—%	18%	25%
C	—%	17%	17%
D	—%	17%	18%
E	—%	—%	20%
F	—%	—%	10%
Total	70%	82%	100%